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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07613

                          Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period: January 1, 2005 through December 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                      FUND

                                     Annual
                                     Report

                                    12/31/05


                           [Pioneer Investments logo]

Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                           1
Portfolio Summary                                               2
Prices and Distributions                                        3
Performance Update                                              4
Comparing Ongoing Fund Expenses                                10
Portfolio Management Discussion                                12
Schedule of Investments                                        16
Financial Statements                                           26
Notes to Financial Statements                                  36
Report of Independent Registered Public Accounting Firm        47
Factors Considered by the Independent Trustees in Approving
the Management Contract                                        48
Trustees, Officers and Service Providers                       54

Pioneer Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
As 2005 came to a close, U.S. investors looked back on a year of major challenges, though without much change in the market indices. The war in Iraq continued, oil prices soared, then dropped, while short-term interest rates ratcheted steadily higher and intermediate and long-term rates stayed about the same. Natural disasters also threatened economic expansion. Still, the economy moved forward as corporate earnings grew. The hope of a growing economy was not reflected by the small gains or losses in the major U.S. market indices. Among capitalization ranges, midcap issues made the most headway. Bond prices held firm and yields remained low, perhaps a sign that the Federal Reserve Board's interest rate hikes would temper the inflationary pressures induced by a growing economy.

Among the nagging issues facing the U.S. economy in 2006 is the potential impact of high energy prices on consumer spending and corporate profits. Also unknown at this time is whether the Federal Reserve Board will continue to raise interest rates under its new chairman, Ben Bernanke, who stated his top priority will be to maintain continuity.

Rising interest rates and improving business conditions made U.S. holdings more attractive to foreign investors, helping to strengthen the dollar versus the euro and other key currencies. Investors in many foreign markets enjoyed stellar returns. Double-digit gains were widespread in Europe, Asia and Latin America. Even the long-dormant Japanese economy began to stir, while emerging markets, especially those rich in natural resources, fed global economic growth.

The disparity of returns among countries and sectors underscores the importance for investors to maintain a well-diversified portfolio. We believe this may be a good time for investors to review their holdings with their advisor and determine if they reflect the wide range of opportunities that exist across many asset classes, as last year's results make clear.

Investing for income with Pioneer

Adding one or more of Pioneer's income-oriented funds to your investment program may help improve your portfolio's overall balance. As a premier provider of fixed-income investments, Pioneer offers you a broad selection of actively managed bond funds to help meet a variety of investment needs. Pioneer also offers income-oriented equity funds, each managed using a value-oriented, total return investment philosophy that seeks enhanced return potential and lower volatility through active diversification. Your financial advisor can help you select among Pioneer's fixed-income choices.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Before investing consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[the following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                      89.7%
Temporary Cash Investment                                3.9%
Depositary Receipts for International Stocks             3.3%
International Common Stocks                              3.1%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[the following data was represented as a pie chart in the printed material]

Financials                      17.8%
Consumer Discretionary          14.5%
Information Technology          13.2%
Health Care                     12.6%
Industrials                     12.3%
Consumer Staples                 9.5%
Energy                           7.3%
Materials                        7.2%
Telecommunication Services       3.7%
Utilities                        1.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

----------------------------------------------------------------------------------------
1. Rio Tinto Plc                     2.40%      6.    Target Corp.              2.07%
----------------------------------------------------------------------------------------
2. Norfolk Southern Corp.            2.32       7.    John Wiley & Sons, Inc.   1.88
----------------------------------------------------------------------------------------
3. McGraw-Hill Co., Inc.             2.30       8.    Johnson & Johnson         1.77
----------------------------------------------------------------------------------------
4. Chevron Corp.                     2.10       9.    Walgreen Co.              1.74
----------------------------------------------------------------------------------------
5. T. Rowe Price Associates, Inc.    2.09      10.    Chubb Corp.               1.58
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

    Class     12/31/05   12/31/04
------------ ---------- ---------
       A     $44.21     $42.06
       B     $43.21     $41.15
       C     $42.78     $40.73
   Investor  $44.20     $42.06
       R     $44.27     $42.11
       Y     $44.31     $42.16

Distributions Per Share
--------------------------------------------------------------------------------

                         1/1/05 - 12/31/05
                         -----------------
                Income      Short-Term      Long-Term
    Class     Dividends   Capital Gains   Capital Gains
------------ ----------- --------------- --------------
       A     $0.3875           $ -       $0.1383
       B     $0.0200           $ -       $0.1383
       C     $0.0714           $ -       $0.1383
   Investor  $0.5110           $ -       $0.1383
       R     $0.3330           $ -       $0.1383
       Y     $0.5723           $ -       $0.1383

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 (S&P) Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The index defined here pertains to the Value of $10,000 Investment charts on pages 4-9.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund at public offering price, compared to that of the Standard & Poor's (S&P) 500 Index.

----------------------------------------
 Average Annual Total Returns
  (As of December 31, 2005)
              Net Asset     Public
                Value      Offering
Period          (NAV)     Price (POP)
10 Years       10.01%       9.35%
5 Years         0.95       -0.24
1 Year          6.40        0.26
----------------------------------------

[the following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

         Pioneer  S&P 500
          Fund     Index
12/95     9,425    10,000
         11,280    12,295
12/97    15,620    16,395
         20,163    21,084
12/99    23,297    25,518
         23,324    23,196
12/01    20,729    20,441
         16,529    15,925
12/03    20,591    20,490
         22,986    22,718
12/05    24,456    23,833


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

----------------------------------------
 Average Annual Total Returns
  (As of December 31, 2005)
                    If         If
Period             Held     Redeemed
Life-of-Class
(7/1/96)           8.65%      8.65%
5 Years            0.06       0.06
1 Year             5.39       1.39
----------------------------------------

[the following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

         Pioneer   S&P 500
          Fund      Index
 7/96     10,000    10,000
          11,565    11,684
12/97     15,867    15,580
          20,295    20,036
12/99     23,248    24,250
          23,072    22,043
12/01     20,332    19,425
          16,072    15,134
12/03     19,838    19,472
          21,957    21,590
12/05     23,140    22,649

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS C SHARES

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

----------------------------------------
 Average Annual Total Returns
  (As of December 31, 2005)
                    If         If
Period             Held     Redeemed
Life-of-Class
(7/1/96)           8.60%      8.60%
5 Years            0.15       0.15
1 Year             5.55       5.55
----------------------------------------

[the following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

         Pioneer   S&P 500
          Fund      Index
 7/96    10,000    10,000
         11,488    11,684
12/97    15,767    15,580
         20,172    20,036
12/99    23,118    24,250
         22,951    22,043
12/01    20,234    19,425
         16,011    15,134
12/03    19,785    19,472
         21,910    21,590
12/05    23,126    22,649

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

----------------------------------------
 Average Annual Total Returns
  (As of December 31, 2005)
                    If         If
Period             Held     Redeemed
Life-of-Class
(12/11/04)         8.72%      8.72%
1 Year             6.67       6.67
----------------------------------------

[the following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

         Pioneer     S&P
          Fund      Index
12/04     10,000    10,000
12/05     10,667    10,491

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and chart do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

----------------------------------------
 Average Annual Total Returns
  (As of December 31, 2005)
                    If         If
Period             Held     Redeemed
10 Years           9.61%      9.61%
5 Years            0.74       0.74
1 Year             6.28       6.27
----------------------------------------

[the following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

         Pioneer   S&P 500
          Fund      Index
12/95     10,000    10,000
          11,910    12,295
12/97     16,409    16,395
          21,076    21,084
12/99     24,230    25,518
          24,137    23,196
12/01     21,340    20,441
          16,935    15,925
12/03     21,115    20,490
          23,561    22,718
12/05     25,039    23,833

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

----------------------------------------
 Average Annual Total Returns
  (As of December 31, 2005)
                    If         If
Period             Held     Redeemed
10 Years           10.32%      10.32%
5 Years             1.39       1.39
1 Year              6.83       6.83
----------------------------------------

[the following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

         Pioneer   S&P 500
          Fund      Index
12/95     10,000    10,000
          11,970    12,295
12/97     16,575    16,395
          21,396    21,084
12/99     24,784    25,518
          24,907    23,196
12/01     22,230    20,441
          17,802    15,925
12/03     22,277    20,490
          24,982    22,718
12/05     26,689    23,833

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception May 6, 1999 would have been higher. Class A shares are used as a proxy from February 13, 1928 to May 6, 1999. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from July 1, 2005 through December 31, 2005

                                                                        Investor
Share Class                          A            B            C          Class          R            Y
------------------------------------------------------------------------------------------------------------
Beginning Account Value        $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 7/1/05
Ending Account Value           $1,073.99    $1,068.76    $1,069.73    $1,075.74    $1,073.32    $1,076.37
On 12/31/05
Expenses Paid During Period*   $    5.65    $   10.48    $    9.76    $    4.19    $    6.32    $    3.40

* Expenses are equal to the Fund's annualized expense ratio of 1.08%, 2.01%, 1.87%, 0.80%, 1.21% and 0.65%, for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2005 through December 31, 2005.

                                                                        Investor
Share Class                          A            B            C          Class          R            Y
------------------------------------------------------------------------------------------------------------
Beginning Account Value        $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 7/1/05
Ending Account Value           $1,019.76    $1,015.07    $1,015.78    $1,021.17    $1,019.11    $1,021.93
On 12/31/05
Expenses Paid During Period*   $    5.50    $   10.21    $    9.50    $    4.08    $    6.16    $    3.31

* Expenses are equal to the Fund's annualized expense ratio of 1.08%, 2.01%, 1.87%, 0.80%, 1.21% and 0.65% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

In the following discussion, portfolio manager John Carey discusses the performance of Pioneer Fund, as well as the investment environment over the twelve-month period ended December 31, 2005.

Q: Please describe the investment environment in 2005, particularly the second half, and the performance of Pioneer Fund.

A. After a listless first half for the stock market, the second half of 2005 saw gains. For the year 2005 as a whole, the Standard & Poor's 500 Index, an unmanaged index of the general stock market, showed a total return of 4.91%. We were pleased that Pioneer Fund Class A shares did better, with a total return for the year of 6.40% at net asset value, which was also ahead of the 4.84% total return for the average fund in the Lipper Large-Cap Core category. All of the increase took place in the final six months, indeed much of it in the last couple of months, of the year. For those six months ended December 31, Pioneer Fund Class A shares increased by 7.40% at net asset value, versus increases of 5.76% for the S&P 500 and 5.99% for the average Lipper Large-Cap Core fund.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

    As we discussed in our June 30 letter, investors responded to the high prices for oil and natural gas early in the year by piling into everything related to energy, including utilities. We noted, though, that changes were occurring beneath the surface and that other sectors appeared to be emerging as better values. That came to pass particularly in the fourth quarter, when energy and utilities were the two worst performing sectors of the S&P 500, both showing declines versus an index rising overall. Being somewhat underweight in those two sectors was helpful to Pioneer Fund's performance in the fourth quarter, as was our being overweight in the still strongly performing materials sector. Otherwise our good stock selection in both health care and industrials contributed positively. For the second six months of 2005, our investments in those same three sectors, materials, health care, and industrials,

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    also provided the positive difference in our performance. Especially big contributors among individual stocks over the six months were Rio Tinto and Phelps Dodge in materials, Barr Pharmaceuticals in health care, and Norfolk Southern and Burlington Northern Santa Fe in industrials.

    Our weakest second half performance was in consumer staples, where our holdings in Hershey and Sysco both declined. Within the energy sector, our de-emphasis of the energy equipment-and-services industry detracted, as that industry had superior returns to those of its sector.

    With regard again to the investing environment in general in the second half, there were shifts underway as investors diversified their portfolios. High growth situations seemed especially to attract investors, as exemplified by the stunning upward move in the share price of Google, a stock we have not owned, from what we thought were already quite elevated levels in terms of price to earnings and sales. However, the persistently high energy and other commodity prices, as well as projections for increased capital spending in capacity-constrained industries, continued to provide firm support for the so-called "old economy." So it has been something of a bifurcated market and one in which one treads with care. It does seem, though, that an underlying "theme" to investor behavior has been a powerful attraction to potential for above-average earnings growth, whether from high tech or low tech. We take that as our cue to maintain our focus on companies with compelling fundamentals regardless of industry or sector.

Q:  Did you make changes to the portfolio in the second half? Please discuss.

A: We were active in the latter part of the year as we integrated another mutual-fund acquisition, this one in September from AmSouth Bancorp, into Pioneer Fund. We also saw a fair amount of merger-and-acquisition activity in our own portfolio, and we made customary changes based on our views of relative valuations. Taken together, the trades in the second half resulted in the addition of fifteen positions and the deletion of fifteen. Sector by sector, starting with energy, we took profits on Schlumberger, thinking that the price reflected our estimate of earnings potential. In materials, we added Dow Chemical, which has impressed us with its improved operations, and realized gains on Phelps Dodge and Newmont Mining. Allegheny Technologies, a stainless-steel producer that has

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05                             (continued)
--------------------------------------------------------------------------------

    returned to significant profitability in the past year and a half, was a second new entry in materials. In industrials, Masco, manufacturer of plumbing supplies and other home-improvement products, 3M, world leader in adhesives, and Parker Hannifin, major supplier of fluid-control systems and components, were new. Consumer discretionary saw the addition of Yum Brands, former restaurant division of Pepsico and operator of Pizza Hut, Taco Bell, and Kentucky Fried Chicken, among other popular chains. Also new was Federated Department Stores, received in exchange for part of our former holding May Department Stores, which Federated acquired for cash and stock. Disappointment with earnings progress led to our sale of Family Dollar Stores.

    We added three holdings to health care: C.R. Bard and St. Jude Medical, both leaders in medical devices, and Pfizer, which seemed to us to have declined to a price representing good value. We took profits in Guidant following its receipt of a premium acquisition offer from Johnson & Johnson, and we sold Mylan Laboratories, which no longer appeared to us to have a clear path to growth. Financials saw our addition of Compass Bancshares, based in Birmingham, Alabama, and Golden West Financial, headquartered in Oakland, California. Both banks have the combination of competitive return on assets and return on equity that we seek, as well as reasonable share prices. We took profits in our long-term holding Bank of New York, and we sold Montpelier Re Holdings, judging that weather-related losses had seriously impaired its reinsurance business. Finally, Ameriprise Financial, investment services, came into the portfolio as a spin-out from our holding American Express.

    Information technology witnessed the acquisition for cash of SunGard Data Systems. VERITAS Software was also acquired, it by another company we also owned, Symantec. Following the acquisition, discouraged by the prospects for the combined venture, we liquidated all of our shares of Symantec, including the new shares we had received for VERITAS. We also exited Diebold and Computer Sciences, long-term disappointments with respect to earnings growth. While selling those technology positions, we added Cisco Systems, dominant supplier of routers and switches for the internet. After years of "correction" in its share price, Cisco at last sold at a price-to-earnings ratio we regarded as justified. Growth prospects, while more moderate than in the past, still exceed those of many other companies.

    Lastly, in utilities, we sold, at a large percentage gain, our position in Aqua America, which we thought adequately priced, and purchased

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    shares of PG&E (Pacific Gas and Electric), a recovering California utility with a growing dividend yield.

Q:  What is your outlook for 2006?

A: Our outlook for 2006 is cautious. We think that the moderate expectations for economic growth can be met, and we also look for higher earnings and dividends. The broad consensus estimate of roughly 3.5% real GDP growth looks reasonable to us, and we likewise think that 6-8% earnings growth for the S&P 500 is doable. However, there are powerful headwinds in the form of higher short-term interest rates, stubbornly high oil and natural gas prices, and a slowing housing market. We also watch international events out of the corner of our eye, and we remember that there are U.S. congressional elections this fall. Finally, as was certainly impressed on us in 2005, the weather and other natural disasters can throw quite a wrench in the works. The result of all those crosscurrents could be a more volatile market than we've seen in a while. We believe that another result might be defensive positioning by investors. Certainly the higher yields on money-market and other short-term debt instruments are already providing tougher competition for stocks. Our emphasis in this environment will be on stocks with good earnings and dividend support. If it is a softer economy that lies ahead, the companies less vulnerable to large earnings declines may prove better bets.

    Thank you as always for your support.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

   Shares                                                   Value
               COMMON STOCKS - 99.9%
               Energy - 7.3%
               Integrated Oil & Gas - 5.4%
1,348,916      ConocoPhillips                      $   78,479,933
2,684,691      Chevron Corp.                          152,409,908
1,653,850      Exxon Mobil Corp.                       92,896,755
  899,700      Occidental Petroleum Corp.              71,868,036
                                                   --------------
                                                   $  395,654,632
                                                   --------------
               Oil & Gas Equipment & Services - 0.3%
  644,400      Weatherford Intl, Inc.* (b)         $   23,327,280
                                                   --------------
               Oil & Gas Exploration & Production - 1.6%
  675,502      Apache Corp.                        $   46,285,397
1,301,900      Pioneer Natural Resources Co.           66,748,413
                                                   --------------
                                                   $  113,033,810
                                                   --------------
               Total Energy                        $  532,015,722
                                                   --------------
               Materials - 7.2%
               Aluminum - 0.4%
1,106,824      Alcoa, Inc.                         $   32,728,786
                                                   --------------
               Diversified Chemical - 1.5%
1,000,000      Dow Chemical Co.                    $   43,820,000
  942,774      E.I. du Pont de Nemours and Co.         40,067,895
  404,000      PPG Industries, Inc.                    23,391,600
                                                   --------------
                                                   $  107,279,495
                                                   --------------
               Diversified Metals & Mining - 3.6%
  701,800      BHP Billiton, Ltd. (A.D.R.)         $   23,454,156
1,493,900      Inco, Ltd. (b)                          65,089,223
3,800,000      Rio Tinto Plc                          173,551,203
                                                   --------------
                                                   $  262,094,582
                                                   --------------
               Gold - 0.2%
  337,700      Newmont Mining Corp.                $   18,033,180
                                                   --------------
               Industrial Gases - 0.6%
  507,700      Air Products & Chemicals, Inc.      $   30,050,763
  300,000      Praxair, Inc.                           15,888,000
                                                   --------------
                                                   $   45,938,763
                                                   --------------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                               Value
              Paper Products - 0.4%
  936,000     Meadwestvaco Corp. (b)           $   26,236,080
                                               --------------
              Specialty Chemicals - 0.4%
  787,300     Ecolab, Inc.                     $   28,555,371
                                               --------------
              Steel - 0.1%
  103,100     Allegheny Technologies, Inc.     $    3,719,848
                                               --------------
              Total Materials                  $  524,586,105
                                               --------------
              Capital Goods - 8.5%
              Aerospace & Defense - 2.5%
  627,100     General Dynamics Corp.           $   71,520,755
1,869,200     United Technologies Corp.           104,506,972
                                               --------------
                                               $  176,027,727
                                               --------------
              Building Products - 0.1%
  114,500     Masco Corp.                      $    3,456,755
                                               --------------
              Construction & Farm Machinery & Heavy Trucks - 3.7%
1,417,500     Caterpillar, Inc.                $   81,888,975
1,343,200     Deere & Co.                          91,485,352
1,365,000     PACCAR, Inc.                         94,498,950
                                               --------------
                                               $  267,873,277
                                               --------------
              Electrical Component & Equipment - 0.9%
  560,300     Emerson Electric Co.             $   41,854,410
  454,100     Rockwell International Corp.         26,864,556
                                               --------------
                                               $   68,718,966
                                               --------------
              Industrial Conglomerates - 1.1%
2,032,300     General Electric Co.             $   71,232,115
  115,200     3M Co.                                8,928,000
                                               --------------
                                               $   80,160,115
                                               --------------
              Industrial Machinery - 0.2%
  253,300     Parker Hannifin Corp.            $   16,707,668
                                               --------------
              Total Capital Goods              $  612,944,508
                                               --------------
              Transportation - 3.9%
              Airlines - 0.5%
2,338,600     Southwest Airlines Co.           $   38,423,198
                                               --------------


The accompanying notes are an integral part of these financial statements.   17

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

   Shares                                                     Value
               Railroads - 3.4%
1,066,500      Burlington Northern, Inc.             $   75,529,530
3,743,600      Norfolk Southern Corp.                   167,825,588
                                                     --------------
                                                     $  243,355,118
                                                     --------------
               Total Transportation                  $  281,778,316
                                                     --------------
               Automobiles & Components - 2.3%
               Auto Parts & Equipment - 1.3%
1,286,000      Johnson Controls, Inc.                $   93,762,260
                                                     --------------
               Automobile Manufacturers - 1.0%
9,000,000      Ford Motor Corp. (b)                  $   69,480,000
                                                     --------------
               Total Automobiles & Components        $  163,242,260
                                                     --------------
               Consumer Durables & Apparel - 0.2%
               Apparel, Accessories & Luxury Goods - 0.2%
  503,800      Liz Claiborne, Inc.                   $   18,046,116
                                                     --------------
               Total Consumer Durables & Apparel     $   18,046,116
                                                     --------------
               Consumer Services - 0.1%
               Restaurants - 0.1%
  109,600      Tricon Global Restaurants, Inc.       $    5,138,048
                                                     --------------
               Total Consumer Services               $    5,138,048
                                                     --------------
               Media - 6.5%
               Advertising - 1.0%
  893,400      Omnicom Group                         $   76,055,142
                                                     --------------
               Movies & Entertainment - 0.4%
1,079,200      The Walt Disney Co.                   $   25,868,424
                                                     --------------
               Publishing - 5.1%
1,048,000      Gannett Co. (b)                       $   63,477,360
3,494,400      John Wiley & Sons, Inc.+                 136,421,376
3,221,800      McGraw-Hill Co., Inc.                    166,341,534
                                                     --------------
                                                     $  366,240,270
                                                     --------------
               Total Media                           $  468,163,836
                                                     --------------


18    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                     Value
               Retailing - 5.4%
               Apparel Retail - 0.3%
1,210,200      Gap Inc.                              $   21,347,928
                                                     --------------
               Computer & Electronics Retail - 0.1%
  255,053      GameStop Corp. (Class B)*             $    7,371,032
                                                     --------------
               Department Stores - 1.1%
  722,722      Federated Department Stores, Inc.     $   47,938,150
  961,200      Nordstrom, Inc. (b)                       35,948,880
                                                     --------------
                                                     $   83,887,030
                                                     --------------
               General Merchandise Stores - 2.1%
2,725,900      Target Corp.                          $  149,842,723
                                                     --------------
               Home Improvement Retail - 1.1%
  388,200      Home Depot, Inc.                      $   15,714,336
1,007,600      Lowe's Companies, Inc.                    67,166,616
                                                     --------------
                                                     $   82,880,952
                                                     --------------
               Specialty Stores - 0.7%
  600,300      Barnes & Noble, Inc.                  $   25,614,801
1,000,000      Staples, Inc.                             22,710,000
                                                     --------------
                                                     $   48,324,801
                                                     --------------
               Total Retailing                       $  393,654,466
                                                     --------------
               Food & Drug Retailing - 3.1%
               Drug Retail - 2.2%
1,213,800      CVS Corp.                             $   32,068,596
2,854,500      Walgreen Co.                             126,340,170
                                                     --------------
                                                     $  158,408,766
                                                     --------------
               Food Distributors - 0.7%
1,732,400      Sysco Corp. (b)                       $   53,791,020
                                                     --------------
               Hypermarkets & Supercenters - 0.2%
  300,000      Costco Wholesale Corp.                $   14,841,000
                                                     --------------
               Total Food & Drug Retailing           $  227,040,786
                                                     --------------


The accompanying notes are an integral part of these financial statements.   19

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
               Food, Beverage & Tobacco - 4.8%
               Packaged Foods & Meats - 3.4%
1,716,000      Campbell Soup Co.                          $   51,085,320
  910,600      General Mills, Inc.                            44,910,792
1,506,750      H.J. Heinz Co., Inc.                           50,807,610
1,100,000      Hershey Foods Corp.                            60,775,000
  276,500      Kellogg Co.                                    11,950,330
1,558,900      Sara Lee Corp.                                 29,463,210
                                                          --------------
                                                          $  248,992,262
                                                          --------------
               Soft Drinks - 1.4%
1,648,890      PepsiCo, Inc.                              $   97,416,421
                                                          --------------
               Total Food, Beverage & Tobacco             $  346,408,683
                                                          --------------
               Household & Personal Products - 1.6%
               Household Products - 1.3%
1,434,200      Colgate-Palmolive Co.                      $   78,665,870
  303,300      Clorox Co.                                     17,254,737
                                                          --------------
                                                          $   95,920,607
                                                          --------------
               Personal Products - 0.3%
  581,300      Estee Lauder Co.*                          $   19,461,924
                                                          --------------
               Total Household & Personal Products        $  115,382,531
                                                          --------------
               Health Care Equipment & Services - 3.1%
               Health Care Equipment - 3.1%
  402,600      C. R. Bard, Inc.                           $   26,539,392
1,540,300      Becton, Dickinson & Co.                        92,541,224
1,000,000      Biomet, Inc. (b)                               36,570,000
  573,100      Medtronic, Inc.                                32,993,367
  312,100      St. Jude Medical, Inc.*                        15,667,420
  483,800      Stryker Corp.                                  21,495,234
                                                          --------------
                                                          $  225,806,637
                                                          --------------
               Total Health Care Equipment & Services     $  225,806,637
                                                          --------------
               Pharmaceuticals & Biotechnology - 9.5%
               Biotechnology - 0.3%
  242,548      Amgen, Inc.*                               $   19,127,335
                                                          --------------


20    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                            Value
               Pharmaceuticals - 9.2%
1,599,700      Abbott Laboratories                          $   63,076,171
1,706,200      Bristol-Myers Squibb Co.                         39,208,476
1,103,000      Barr Laboratorie, Inc.*                          68,705,870
1,099,300      Eli Lilly & Co.                                  62,209,387
2,129,500      Johnson & Johnson                               127,982,950
1,464,400      Merck & Co., Inc.                                46,582,564
1,200,000      Novartis AG (A.D.R.)                             62,976,000
1,500,000      Pfizer, Inc.                                     34,980,000
  389,800      Roche Holdings AG                                58,493,718
3,792,800      Schering-Plough Corp. (b)                        79,079,880
  550,000      Teva Pharmaceutical Industries, Ltd. (b)         23,655,500
                                                            --------------
                                                            $  666,950,516
                                                            --------------
               Total Pharmaceuticals & Biotechnology        $  686,077,851
                                                            --------------
               Banks - 8.5%
               Diversified Banks - 3.4%
1,066,876      Bank of America Corp. (b)                    $   49,236,327
2,480,307      U.S. Bancorp                                     74,136,376
  838,828      Wachovia Corp.                                   44,340,448
1,227,700      Wells Fargo & Co.                                77,136,391
                                                            --------------
                                                            $  244,849,542
                                                            --------------
               Regional Banks - 3.6%
  200,300      Compass Bancshares, Inc.                     $    9,672,487
  915,700      First Horizon National Corp. (b)                 35,199,508
2,864,648      National City Corp.                              96,166,233
1,155,300      SunTrust Banks, Inc.                             84,059,628
  439,500      Zions Bancorporation                             33,208,620
                                                            --------------
                                                            $  258,306,476
                                                            --------------
               Thrifts & Mortgage Finance - 1.5%
  500,000      Golden West Financial Corp.                  $   33,000,000
1,768,460      Washington Mutual, Inc. (b)                      76,928,010
                                                            --------------
                                                            $  109,928,010
                                                            --------------
               Total Banks                                  $  613,084,028
                                                            --------------


The accompanying notes are an integral part of these financial statements.   21

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
              Diversified Financials - 6.5%
              Asset Management & Custody Banks - 3.9%
  230,000     Ameriprise Financial, Inc.                  $    9,430,000
  932,500     Federated Investors, Inc.*                      34,539,800
1,613,600     State Street Corp. (b)                          89,457,984
2,100,700     T. Rowe Price Associates, Inc.                 151,313,421
                                                          --------------
                                                          $  284,741,205
                                                          --------------
              Consumer Finance - 0.8%
1,150,000     American Express Co.                        $   59,179,000
                                                          --------------
              Investment Banking & Brokerage - 1.0%
1,068,700     Merrill Lynch & Co., Inc.                   $   72,383,051
                                                          --------------
              Diversified Financial Services - 0.8%
1,088,866     Citigroup, Inc.                             $   52,842,667
                                                          --------------
              Total Diversified Financials                $  469,145,923
                                                          --------------
              Insurance - 2.9%
              Multi-Line Insurance - 0.2%
  201,100     Hartford Financial Services Group, Inc.     $   17,272,479
                                                          --------------
              Property & Casualty Insurance - 2.7%
  307,000     ACE, Ltd.                                   $   16,406,080
  601,200     Axis Capital Holdings, Ltd.                     18,805,536
1,174,200     Chubb Corp. (b)                                114,660,630
  760,900     Safeco Corp.                                    42,990,850
                                                          --------------
                                                          $  192,863,096
                                                          --------------
              Total Insurance                             $  210,135,575
                                                          --------------
              Software & Services - 3.6%
              Application Software - 0.9%
1,740,400     Adobe Systems, Inc.                         $   64,325,184
                                                          --------------
              Data Processing & Outsourced Services - 1.5%
1,159,200     Automatic Data Processing, Inc.             $   53,195,688
  552,800     DST Systems, Inc.*                              33,118,248
  551,250     Fiserv, Inc.*                                   23,852,588
                                                          --------------
                                                          $  110,166,524
                                                          --------------


22    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                           Value
               Systems Software - 1.2%
 3,286,400     Microsoft Corp.                              $   85,939,360
                                                            --------------
               Total Software & Services                    $  260,431,068
                                                            --------------
               Technology Hardware & Equipment - 6.3%
               Communications Equipment - 2.9%
 2,000,000     Cisco Systems, Inc.*                         $   34,240,000
 4,458,561     Motorola, Inc.                                  100,718,893
 3,978,600     Nokia Corp. (A.D.R.)                             72,808,380
                                                            --------------
                                                            $  207,767,273
                                                            --------------
               Computer Hardware - 2.3%
 1,697,400     Dell, Inc.*                                  $   50,905,026
 2,726,211     Hewlett-Packard Co.                              78,051,421
10,058,400     Sun Microsystems, Inc.*                          42,144,696
                                                            --------------
                                                            $  171,101,143
                                                            --------------
               Computer Storage & Peripherals - 0.1%
   620,500     EMC Corp.*                                   $    8,451,210
                                                            --------------
                                                            $    8,451,210
                                                            --------------
               Office Electronics - 1.0%
 1,243,900     Canon, Inc. (A.D.R.) (b)                     $   73,178,637
                                                            --------------
               Total Technology Hardware & Equipment        $  460,498,263
                                                            --------------
               Semiconductors - 3.2%
               Semiconductor Equipment - 0.3%
 1,396,500     Applied Materials, Inc. (b)                  $   25,053,210
                                                            --------------
               Semiconductors - 2.9%
   493,435     Freescale Semiconductor, Inc. (Class B)*     $   12,419,759
 3,711,300     Intel Corp.                                      92,634,048
 3,253,500     Texas Instruments, Inc.                         104,339,745
                                                            --------------
                                                            $  209,393,552
                                                            --------------
               Total Semiconductors                         $  234,446,762
                                                            --------------


The accompanying notes are an integral part of these financial statements.   23

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

     Shares                                                            Value
                 Telecommunication Services - 3.6%
                 Integrated Telecommunication Services - 3.2%
  4,561,283      AT&T Corp.                                   $  111,705,821
  3,066,100      BellSouth Corp.                                  83,091,310
    200,000      Century Telephone Enterprises, Inc. (b)           6,632,000
  1,026,306      Verizon Communications, Inc.                     30,912,337
                                                              --------------
                                                              $  232,341,468
                                                              --------------
                 Wireless Telecommunication Services - 0.4%
    511,748      Alltel Corp.                                 $   32,291,299
                                                              --------------
                 Total Telecommunication Services             $  264,632,767
                                                              --------------
                 Utilities - 1.8%
                 Electric Utilities - 0.7%
    211,150      Exelon Corp.                                 $   11,220,511
  1,212,400      Southern Co. (b)                                 41,864,172
                                                              --------------
                                                              $   53,084,683
                                                              --------------
                 Multi-Utilities - 1.1%
    754,100      Consolidated Edison, Inc. (b)                $   34,937,453
  1,061,600      KeySpan Energy Corp. (b)                         37,888,504
    206,200      PG&E Corp.                                        7,654,143
                                                              --------------
                                                              $   80,480,100
                                                              --------------
                 Total Utilities                              $  133,564,783
                                                              --------------
                 TOTAL COMMON STOCKS
                 (Cost $4,398,821,794)                        $7,246,225,034
                                                              --------------
                 TEMPORARY CASH INVESTMENTS - 4.0%
                 Time Deposits - 4.0%
126,140,400      BNP Paribas SA                               $  126,140,400
 83,250,000      Dresdner Bank AG                                 83,250,000
 81,223,509      Royal Bank of Canada                             81,223,509
                                                              --------------
                                                              $  290,613,909
                                                              --------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $290,613,909)                          $  290,613,909
                                                              --------------
                 TOTAL INVESTMENT IN SECURITIES - 103.9%
                 (Cost $4,689,435,703)(a)                     $7,536,838,943
                                                              --------------
                 OTHER ASSETS AND LIABILITIES - (3.9)%        $ (283,300,887)
                                                              --------------
                 TOTAL NET ASSETS - 100.0%                    $7,253,538,056
                                                              --------------


24    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A.D.R.) American Depositary Receipt

*        Non-income producing security

+ Investment held by the Fund representing 5% or more of the voting stock of such company.

(a) At December 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $4,695,347,901 was as follows:

     Aggregate gross unrealized gain for all investments in which there is
     an excess of value over tax cost                                          $2,981,825,111
     Aggregate gross unrealized loss for all investments in which there is
     an excess of tax cost over value                                            (140,334,069)
                                                                               --------------
     Net unrealized gain                                                       $2,841,491,042
                                                                               --------------

(b)   At December 31, 2005, the following securities were out on loan:

                                                               Market
      Shares     Security                                      Value
      92,100     Applied Materials, Inc.                  $  1,652,274
     848,688     Bank of America Corp.                      39,166,951
     111,700     Biomet, Inc.                                4,084,869
     126,000     Canon, Inc. (A.D.R.)                        7,412,580
      13,500     Century Telephone Enterprises, Inc.           447,660
     325,300     Chubb Corp.                                31,765,545
     102,600     Consolidated Edison, Inc.                   4,753,458
     247,500     First Horizon National Corp.                9,513,900
   3,143,240     Ford Motor Corp.                           24,265,813
     220,700     Gannett Co.                                13,367,799
     334,700     Inco, Ltd.                                 14,582,879
     266,100     KeySpan Energy Corp.                        9,497,109
     109,200     Meadwestvaco Corp.                          3,060,876
     858,600     Nordstrom, Inc.                            32,111,640
     884,600     Schering-Plough Corp.                      18,443,910
     391,000     Southern Co.                               13,501,230
     264,800     State Street Corp.                         14,680,512
     449,100     Sysco Corp.                                13,944,555
     389,630     Teva Pharmaceutical Industries, Ltd.       16,757,986
      28,000     Washington Mutual, Inc.                     1,218,000
     235,800     Weatherford Intl, Inc.*                     8,535,960
                                                          ------------
                 Total                                    $282,765,506
                                                          ------------

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2005 aggregated $916,405,312 and $1,449,036,914, respectively.


The accompanying notes are an integral part of these financial statements.   25

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
    (including securities loaned of $282,765,506)
    (cost $4,681,688,103)                                              $7,400,417,567
  Investment in securities of affilliated issuers, at value
    (cost $7,747,600)                                                  $  136,421,376
                                                                       --------------
    Total investment in securities, at value (cost $4,689,435,703)     $7,536,838,943
  Receivables -
    Fund shares sold                                                        5,846,566
    Dividends, interest and foreign taxes withheld                         13,436,179
  Other                                                                     1,371,800
                                                                       --------------
     Total assets                                                      $7,557,493,488
                                                                       --------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                            $    6,540,925
    Upon return of securities loaned                                      290,613,909
  Due to bank                                                               3,533,729
  Due to affiliates                                                         2,810,053
  Accrued expenses                                                            456,816
                                                                       --------------
     Total liabilities                                                 $  303,955,432
                                                                       --------------
NET ASSETS:
  Paid-in capital                                                      $4,264,745,947
  Undistributed net investment income                                         887,261
  Accumulated net realized gain on investments and foreign
    currency transactions                                                 140,501,608
  Net unrealized gain on investments                                    2,847,403,240
                                                                       --------------
     Total net assets                                                  $7,253,538,056
                                                                       --------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $5,648,985,990/127,762,755 shares)                 $        44.21
                                                                       ==============
  Class B (based on $474,139,301/10,973,014 shares)                    $        43.21
                                                                       ==============
  Class C (based on $292,452,709/6,835,581 shares)                     $        42.78
                                                                       ==============
  Investor Class (based on $517,433,916/11,705,824 shares)             $        44.20
                                                                       ==============
  Class R (based on $51,193,551/1,156,469 shares)                      $        44.27
                                                                       ==============
  Class Y (based on $269,332,589/6,078,570 shares)                     $        44.31
                                                                       ==============
MAXIMUM OFFERING PRICE:
  Class A ($44.21 [divided by] 94.25%)                                 $        46.91
                                                                       ==============


26    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,053,176
   and including income from affiliated issuers
   of $1,205,568)                                          $137,347,122
  Interest                                                      290,478
  Income from securities loaned, net                            686,641
                                                           ------------
     Total investment income                                                  $138,324,241
                                                                              ------------
EXPENSES:
  Management fees
   Basic Fee                                               $ 42,412,565
   Performance Adjustment                                    (1,819,410)
  Transfer agent fees and expenses
   Class A                                                   13,925,077
   Class B                                                    1,960,479
   Class C                                                      751,621
   Investor Class                                             1,004,506
   Class R                                                       16,594
   Class Y                                                       74,466
  Distribution fees
   Class A                                                   11,666,729
   Class B                                                    4,919,124
   Class C                                                    2,944,548
   Class R                                                      179,703
  Administrative reimbursements                               1,382,581
  Custodian fees                                                226,373
  Registration fees                                             221,118
  Professional fees                                             274,019
  Printing expense                                              382,748
  Fees and expenses of nonaffiliated trustees                   135,755
  Miscellaneous                                                 171,912
                                                           ------------
     Total expenses                                                           $ 80,830,508
     Less fees paid indirectly                                                    (432,258)
                                                                              ------------
     Net expenses                                                             $ 80,398,250
                                                                              ------------
       Net investment income                                                  $ 57,925,991
                                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                             $372,090,158
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies          (47,986)      $372,042,172
                                                           ------------       ------------
  Change in net unrealized gain (loss) on:
   Investments                                             $    779,932
   Forward foreign currency contracts and other assets
     and liabilities denominated in foregin currencies             (902)      $    779,030
                                                           ------------       ------------
  Net gain on investments and foreign
   currency transactions                                                      $372,821,202
                                                                              ------------
  Net increase in net assets resulting from operations                        $430,747,193
                                                                            ==============


The accompanying notes are an integral part of these financial statements.   27

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/05 and 12/31/04, respectively

                                                          Year Ended          Year Ended
                                                           12/31/05            12/31/04
FROM OPERATIONS:
Net investment income                                   $   57,925,991      $   50,654,903
Net realized gain on investments and foreign
  currency transactions                                    372,042,172         263,357,897
Change in net unrealized gain on investments
  and foreign currency transactions                            779,030         393,448,656
                                                        --------------      --------------
    Net increase in net assets resulting
     from operations                                    $  430,747,193      $  707,461,456
                                                        --------------      --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.39 and $0.34 per share, respectively)   $  (50,237,084)     $  (45,565,384)
    Class B ($0.02 and $0.00 per share, respectively)         (241,653)                  -
    Class C ($0.07 and $0.06 per share, respectively)         (509,453)           (497,922)
    Investor Class ($0.51 and $0.00 per
     share, respectively)                                   (6,349,013)                  -
    Class R ($0.33 and $0.33 per share, respectively)         (279,757)           (102,948)
    Class Y ($0.57 and $0.51 per share, respectively)       (2,595,906)         (1,887,192)
Net realized gain:
    Class A ($0.14 and $0.00 per share, respectively)   $  (17,681,410)     $            -
    Class B ($0.14 and $0.00 per share, respectively)       (1,532,970)                  -
    Class C ($0.14 and $0.00 per share, respectively)         (945,191)                  -
    Investor Class ($0.14 and $0.00 per
     share, respectively)                                   (1,631,773)                  -
    Class R ($0.14 and $0.00 per share, respectively)         (152,282)                  -
    Class Y ($0.14 and $0.00 per share, respectively)         (847,476)                  -
                                                        --------------      --------------
     Total distributions to shareowners                 $  (83,003,968)     $  (48,053,446)
                                                        --------------      --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $  637,228,540      $  719,728,767
Shares issued in reorganization                            184,299,580         589,975,600
Reinvestment of distributions                               73,485,475          42,323,695
Cost of shares repurchased                              (1,228,434,121)     (1,133,569,588)
                                                        --------------      --------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                       $ (333,420,526)     $  218,458,474
                                                        --------------      --------------
    Net increase in net assets                          $   14,322,699      $  877,866,484
NET ASSETS:
Beginning of year                                        7,239,215,357       6,361,348,873
                                                        --------------      --------------
End of year (including undistributed net investment
  income of $887,261 and $3,222,122 respectively)       $7,253,538,056      $7,239,215,357
                                                        --------------      --------------


28    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   '05 Shares       '05 Amount       '04 Shares        '04 Amount
CLASS A
Shares sold                        10,183,274      $ 431,966,610      13,327,848      $ 515,458,395
Shares issued in reorganization       619,978         26,578,459               -                  -
Reinvestment of distributions       1,390,616         60,295,414       1,024,157         40,271,258
Less shares repurchased           (18,210,680)      (770,091,691)    (21,922,626)      (847,775,881)
                                  -----------      -------------     -----------      -------------
    Net decrease                   (6,016,812)     $(251,251,208)     (7,570,621)     $(292,046,228)
                                  -----------      -------------     -----------      -------------
CLASS B
Shares sold                           914,164      $  37,769,375       1,390,610      $  52,482,847
Shares issued in reorganization       233,707          9,799,332               -                  -
Reinvestment of distributions          33,989          1,469,757               -                  -
Less shares repurchased            (3,303,387)      (136,236,884)     (3,241,529)      (122,064,718)
                                  -----------      -------------     -----------      -------------
    Net decrease                   (2,121,527)     $ (87,198,420)     (1,850,919)     $ (69,581,871)
                                  -----------      -------------     -----------      -------------
CLASS C
Shares sold                         1,307,854      $  53,429,885       1,739,876      $  65,306,969
Reinvestment of distributions          21,411            911,681           7,974            317,861
Less shares repurchased            (2,187,863)       (89,248,094)     (1,994,272)       (74,554,503)
                                  -----------      -------------     -----------      -------------
    Net decrease                     (858,598)     $ (34,906,528)       (246,422)     $  (8,929,673)
                                  -----------      -------------     -----------      -------------
INVESTOR CLASS
Shares sold                             5,745      $     244,948               -      $           -
Shares issued in reorganization             -                  -      14,365,123        589,975,600
Reinvestment of Distributions         172,121          7,448,683               -                  -
Less shares repurchased            (2,464,980)      (103,858,644)       (372,185)       (15,532,499)
                                  -----------      -------------     -----------      -------------
    Net increase (decrease)        (2,287,114)     $ (96,165,013)     13,992,938      $ 574,443,101
                                  -----------      -------------     -----------      -------------
CLASS R
Shares sold                           941,126      $  39,991,747         432,808      $  16,654,785
Reinvestment of distributions           9,696            423,927           2,451             97,481
Less shares repurchased              (186,796)        (8,019,770)       (123,090)        (4,779,087)
                                  -----------      -------------     -----------      -------------
    Net increase                      764,026      $  32,395,904         312,169      $  11,973,179
                                  -----------      -------------     -----------      -------------
CLASS Y
Shares sold                         1,743,215      $  73,825,975       1,786,890      $  69,825,771
Shares issued in reorganization     3,442,443        147,921,789               -                  -
Reinvestment of distributions          67,503          2,936,013          41,718          1,637,095
Less shares repurchased            (2,866,350)      (120,979,038)     (1,791,355)       (68,862,900)
                                  -----------      -------------     -----------      -------------
    Net increase                    2,386,811      $ 103,704,739          37,253      $   2,599,966
                                  -----------      -------------     -----------      -------------


The accompanying notes are an integral part of these financial statements.   29

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Year Ended     Year Ended       Year Ended      Year Ended      Year Ended
                                                          12/31/05       12/31/04         12/31/03        12/31/02        12/31/01
CLASS A
Net asset value, beginning of period                     $    42.06     $    38.00       $    30.76      $   38.87       $   44.26
                                                         ----------     ----------       ----------      ---------       ---------
Increase (decrease) from investment operations:
 Net investment income                                   $     0.37     $     0.35       $     0.28      $    0.27       $    0.18
 Net realized and unrealized gain (loss)
   on investments                                              2.31           4.05             7.24          (8.12)          (5.11)
                                                         ----------     ----------       ----------      ---------       ---------
   Net increase (decrease) from investment
      operations                                         $     2.68     $     4.40       $     7.52      $   (7.85)      $   (4.93)
Distributions to shareowners:
 Net investment income                                        (0.39)         (0.34)           (0.28)         (0.26)          (0.16)
 Net realized gain                                            (0.14)             -                -              -           (0.30)
                                                         ----------     ----------       ----------      ---------       ---------
Net increase (decrease) in net asset value               $     2.15     $     4.06       $     7.24      $   (8.11)      $   (5.39)
                                                         ----------     ----------       ----------      ---------       ---------
Net asset value, end of period                           $    44.21     $    42.06       $    38.00      $   30.76       $   38.87
                                                         ----------     ----------       ----------      ---------       ---------
Total return*                                                  6.40%         11.64%           24.58%        (20.26)%        (11.13)%
Ratio of net expenses to average net assets+                   1.08%          1.06%            1.09%          1.11%           1.14%
Ratio of net investment income to average net assets+          0.88%          0.90%            0.86%          0.75%           0.43%
Portfolio turnover rate                                          13%            14%               6%             7%              6%
Net assets, end of period (in thousands)                 $5,648,986     $5,626,270       $5,370,888      $4,584,649      $6,140,520
Ratios with reductions for fees paid indirectly:
 Net expenses                                                  1.08%          1.06%            1.09%          1.10%           1.13%
 Net investment income                                         0.88%          0.90%            0.86%          0.76%           0.44%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.


30    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year Ended    Year Ended     Year Ended    Year Ended    Year Ended
                                                            12/31/05      12/31/04       12/31/03      12/31/02      12/31/01
CLASS B
Net asset value, beginning of period                        $ 41.15      $  37.18        $ 30.14      $  38.13      $  43.61
                                                            -------      --------        -------      --------      --------
Increase (decrease) from investment operations:
 Net investment income (loss)                               $ (0.02)     $   0.01        $ (0.02)     $  (0.09)     $  (0.12)
 Net realized and unrealized gain (loss)
    on investments                                             2.24          3.96           7.08         (7.90)        (5.06)
                                                            -------      --------        -------      --------      --------
   Net increase (decrease) from investment
      operations                                            $  2.22      $   3.97        $  7.06      $  (7.99)     $  (5.18)
Distributions to shareowners:
 Net investment income                                        (0.02)            -          (0.02)            -             -
 Net realized gain                                            (0.14)            -              -             -         (0.30)
                                                            -------      --------        -------      --------      --------
Net increase (decrease) in net asset value                  $  2.06      $   3.97        $  7.04      $  (7.99)     $  (5.48)
                                                            -------      --------        -------      --------      --------
Net asset value, end of period                              $ 43.21      $  41.15        $ 37.18      $  30.14      $  38.13
                                                            -------      --------        -------      --------      --------
Total return*                                                  5.39%        10.68%         23.44%       (20.96)%      (11.87)%
Ratio of net expenses to average net assets+                   2.01%         1.93%          2.00%         1.98%         1.99%
Ratio of net investment income (loss) to average
   net assets+                                                (0.05)%        0.02%         (0.05)%       (0.12)%       (0.41)%
Portfolio turnover rate                                          13%           14%             6%            7%            6%
Net assets, end of period (in thousands)                    $474,139     $538,786        $555,669     $488,242      $680,820
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  2.01%         1.93%          2.00%         1.97%         1.98%
 Net investment income (loss)                                 (0.05)%        0.02%         (0.05)%       (0.11)%       (0.40)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    31

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                                               12/31/05     12/31/04     12/31/03     12/31/02      12/31/01
CLASS C
Net asset value, beginning of period                           $  40.73     $  36.84     $  29.84     $  37.74      $  43.15
                                                               --------     --------     --------     --------      --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $   0.04     $   0.04     $   0.02     $  (0.54)     $  (0.06)
 Net realized and unrealized gain (loss) on investments            2.22         3.91         7.01        (7.34)        (5.05)
                                                               --------     --------     --------     --------      --------
   Net increase (decrease) from investment operations          $   2.26     $   3.95     $   7.03     $  (7.88)     $  (5.11)
Distributions to shareowners:
 Net investment income                                            (0.07)       (0.06)       (0.03)       (0.02)            -
 Net realized gain                                                (0.14)           -            -            -         (0.30)
                                                               --------     --------     --------     --------      --------
Net increase (decrease) in net asset value                     $   2.05     $   3.89     $   7.00     $  (7.90)     $  (5.41)
                                                               --------     --------     --------     --------      --------
Net asset value, end of period                                 $  42.78     $  40.73     $  36.84     $  29.84      $  37.74
                                                               --------     --------     --------     --------      --------
Total return*                                                      5.55%       10.74%       23.58%      (20.87)%      (11.84)%
Ratio of net expenses to average net assets+                       1.87%        1.84%        1.89%        1.90%         1.94%
Ratio of net investment gain (loss) to average net assets+         0.09%        0.11%        0.05%       (0.03)%       (0.37)%
Portfolio turnover rate                                              13%          14%           6%           7%            6%
Net assets, end of period (in thousands)                       $292,453     $313,420     $292,526     $226,183      $282,616
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      1.87%        1.84%        1.89%        1.89%         1.93%
 Net investment income (loss)                                      0.09%        0.11%        0.05%       (0.02%)       (0.36%)

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.


32    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       12/11/04 (a)
                                                       Year Ended           to
                                                        12/31/05         12/31/04
INVESTOR CLASS
Net asset value, beginning of period                   $  42.06          $ 41.07
                                                       --------          --------
Increase from investment operations:
  Net investment income                                $   0.52          $  0.03
  Net realized and unrealized gain on investments          2.27             0.96
                                                       --------          --------
  Net increase from investment operations              $   2.79          $  0.99
Distributions to shareowners:
  Net investment income                                   (0.51)               -
  Net realized gain                                       (0.14)               -
                                                       --------          --------
Net increase in net asset value                        $   2.14          $  0.99
                                                       --------          --------
Net asset value, end of period                         $  44.20          $ 42.06
                                                       --------          --------
Total return*                                              6.67%            2.41%(b)
Ratio of net expenses to average net assets+               0.80%            0.90%**
Ratio of net investment income to average
  net assets+                                              1.16%            1.29%**
Portfolio turnover rate                                      13%              14%**
Net assets, end of period (in thousands)               $517,434         $588,568
Ratios with reduction for fees paid indirectly:
  Net expenses                                             0.80%            0.90%**
  Net investment income                                    1.16%            1.29%**

(a) Investor Class shares commenced operations on December 11, 2004.
(b) Not Annualized
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   33

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                     Year Ended  Year Ended    4/1/03(a) to
                                                      12/31/05    12/31/04       12/31/03
CLASS R
Net asset value, beginning of period                  $ 42.11     $ 38.06       $  29.24
                                                      -------     -------       --------
Increase from investment operations:
  Net investment income                               $  0.30     $  0.29       $   0.21
  Net realized and unrealized gain on investments        2.33        4.09           8.84
                                                      -------     -------       --------
  Net increase from investment operations             $  2.63     $  4.38       $   9.05
Distributions to shareowners:
  Net investment income                                 (0.33)      (0.33)         (0.23)
  Net realized gain                                     (0.14)          -              -
                                                      -------     -------       --------
Net increase in net asset value                       $  2.16     $  4.05       $   8.82
                                                      -------     -------       --------
Net asset value, end of period                        $ 44.27     $ 42.11       $  38.06
                                                      -------     -------       --------
Total return*                                            6.28%      11.58%         31.02%(b)
Ratio of net expenses to average net assets+             1.21%       1.14%          1.06%**
Ratio of net investment income to average
  net assets+                                            0.75%       0.89%          0.65%**
Portfolio turnover rate                                    13%         14%             6%
Net assets, end of period (in thousands)              $51,194     $16,525       $  3,055
Ratios with reduction for fees paid indirectly:
  Net expenses                                           1.21%       1.14%          1.06%**
  Net investment income                                  0.75%       0.89%          0.65%**

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Not Annualized
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


34    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                            12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
CLASS Y
Net asset value, beginning of period                        $  42.16     $  38.09     $  30.82     $  38.93     $  44.34
                                                            --------     --------     --------     --------     --------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.58     $   0.52     $   0.41     $   0.41     $   0.24
 Net realized and unrealized gain (loss) on investments         2.28         4.06         7.28        (8.13)       (5.02)
                                                            --------     --------     --------     --------     --------
  Net increase (decrease) from investment operations        $   2.86     $   4.58     $   7.69     $  (7.72)    $  (4.78)
Distributions to shareowners:
 Net investment income                                         (0.57)       (0.51)       (0.42)       (0.39)       (0.33)
 Net realized gain                                             (0.14)           -            -            -        (0.30)
                                                            --------     --------     --------     --------     --------
Net increase (decrease) in net asset value                  $   2.15     $   4.07     $   7.27     $  (8.11)    $  (5.41)
                                                            --------     --------     --------     --------     --------
Net asset value, end of period                              $  44.31     $  42.16     $  38.09     $  30.82     $  38.93
                                                            --------     --------     --------     --------     --------
Total return*                                                   6.83%       12.15%       25.14%      (19.92)%     (10.75)%
Ratio of net expenses to average net assets+                    0.65%        0.61%        0.61%        0.70%        0.72%
Ratio of net investment income to average net assets+           1.31%        1.34%        1.31%        1.17%        0.84%
Portfolio turnover rate                                           13%          14%           6%           7%           6%
Net assets, end of period (in thousands)                    $269,333     $155,647     $139,210     $ 80,262     $101,603
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   0.65%        0.61%        0.61%        0.69%        0.70%
 Net investment income                                          1.31%        1.34%        1.31%        1.18%        0.86%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
+ Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    35

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Fund are reasonable income and growth of capital.

The Fund offers six classes of shares designated as Class A, Class B, and Class C, Investor Class, Class R, and Class Y. Class R shares were first publicly offered on April 1, 2003. Investor Class shares were first publicly offered on December 10 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class Shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2005 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risk is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

    currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price on those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of distributions paid during the years ended December 31, 2005 and 2004 were as follows:

-----------------------------------------------------------
                                    2005             2004
-----------------------------------------------------------
  Distributions paid from:
  Ordinary income              $60,212,866      $48,053,446
  Long-term capital gain        22,791,102                -
                               -----------      -----------
    Total                      $83,003,968      $48,053,446
                               -----------      -----------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2005.

-----------------------------------------------------------
                                          2005
                                    --------------
  Undistributed ordinary income     $      887,261
  Undistributed long-term gain         146,413,806
  Unrealized appreciation            2,841,491,042
                                    --------------
    Total                           $2,988,792,109
                                    --------------
-----------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

    The Fund has reclassified $51,598 to decrease undistributed net investment income and $51,598 to increase accumulated net realized gain on investments and foreign currency transactions to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

D.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $1,204,085 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2005.

E.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class, Class R, and Class Y shares can bear different transfer agent and distribution fees.

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in various Time Deposits, which are held by Brown Brothers Harriman & Co., the Fund's custodian.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of Unicredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets. The basic fee is subject to a performance adjustment up to a maximum of -0.10% based on the Fund's investment performance as compared with the Standard and Poor's 500 Index over a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of -0.10% (a "ceiling" and a "floor"). Effective August 1, 2004, PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pursuant to a shareowners vote on April 17, 2003, the benchmark was changed from the Lipper Growth & Income Funds Index (Lipper Index) effective May 1, 2003; however, the Lipper Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. For the year ended December 31, 2005, the aggregate performance adjustment resulted in a decrease to the basic fee of $1,819,410. For the year ended December 31, 2005, the net management fee was equivalent to 0.57% of average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.02% of the average daily net assets attributable to Investor Class shares. There was no waiver pursuant to this agreement for 2005.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2005, $353,946 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $2,337,974 in transfer agent fees payable to PIMSS at December 31, 2005.

4.  Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C, and Class R shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $118,133 in distribution fees payable to PFD at December 31, 2005. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y and Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004 Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2005, CDSCs in the amount of $989,080 were paid to PFD.

5.  Commission Recapture and Expense Offset Arrangements

Effective July 15, 2005, the Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the year ended December 31, 2005, expenses were reduced by $157,681 under this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ended December 31, 2005, the Fund's expenses were reduced by $274,577 under such arrangements.

6.  Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended December 31, 2005, the Fund had no borrowings under this agreement.

7.  Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of these companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the year ended December 31, 2005:

-------------------------------------------------------------------------------------------
                  Beginning                                          Ending
                   Balance    Purchases     Sales      Dividend     Balance
Affiliates         (shares)    (shares)   (shares)      Income      (shares)     Value
-------------------------------------------------------------------------------------------
John Wiley
& Sons, Inc.     3,494,400       -           -        $1,205,568    3,494,400  $136,421,376
-------------------------------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

8.  Merger Information

On December 8, 2004, beneficial owners of Safeco Core Equity Fund (one of the series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

--------------------------------------------------------------------------------------
                                                 Safeco
                                                  Core
                          Pioneer                Equity                 Pioneer
                           Fund                   Fund                   Fund
                   (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
--------------------------------------------------------------------------------------
Net Assets            $6,491,873,666          $589,975,600          $7,081,849,266
Shares
Outstanding              158,335,764            34,511,126             172,700,887
Investor Class
Shares Issued                      -                     -              14,365,123
--------------------------------------------------------------------------------------

------------------------------------------------------------------
                                  Unrealized
                                 Appreciation       Accumulated
                               on Closing Date          Gain
------------------------------------------------------------------
Safeco Core Equity Fund       $171,046,611        $ 13,878,465
                              ------------        ------------
------------------------------------------------------------------

In addition, on September 22, 2005, beneficial owners of AmSouth Enhanced Market Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 23, 2005, by exchanging all of AmSouth Enhanced Market Fund's net assets in Class A, Class B and Class I for Pioneer Fund's shares, based on Pioneer Fund's Class A, Class B and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                              AmSouth Enhanced
                         Pioneer Fund            Market Fund           Pioneer Fund
                     (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
----------------------------------------------------------------------------------------
Net Assets
 Class A               $5,508,283,235          $ 26,578,459          $5,534,861,694
 Class B               $  472,197,536          $  9,799,332          $  481,996,868
 Class C               $  287,783,536          $          -          $  287,783,536
 Class R               $   47,870,727          $          -          $   47,870,727
 Class Y               $  173,910,179          $          -          $  321,831,968
 Investor Class        $  519,835,604          $          -          $  519,835,604
 Class I               $            -          $147,921,789          $            -
Total Net Assets       $7,009,880,817          $184,299,580          $7,194,180,397
Shares Outstanding
 Class A                  128,479,780             2,313,245             129,099,758
 Class B                   11,261,097               875,219              11,494,804
 Class C                    6,932,410                     -               6,932,410
 Class R                    1,115,070                     -               1,115,070
 Class Y                    4,047,169                     -               7,489,612
 Investor Class            12,126,420                     -              12,126,420
 Class I                            -            12,848,807                       -
Shares Issued in Reorganization                                                   -
 Class A                                                                    619,978
 Class B                                                                    233,707
 Class Y                                                                  3,442,443
----------------------------------------------------------------------------------------

-----------------------------------------------------------------------
                                       Unrealized         Accumulated
                                    Appreciation On         Loss On
                                      Closing Date       Closing Date
-----------------------------------------------------------------------
AmSouth Enhanced Market Fund       $22,005,553         $(2,616,011)
-----------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended December 31, 2005, the percentage of the ordinary income distributions made by the Fund subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003, was 100.00%.

The qualifying percentage of the Fund's ordinary income dividends for the purposes of the corporate dividends received deduction was 100.00%.

Pioneer Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Fund (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Fund at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 10, 2006

Pioneer Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, break points in the management fee and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

Pioneer Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based, upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the second quintile of the peer group for the 12 months ended June 30, 2005, the fourth quintile of the peer group for the three years ended June 30, 2005, and the second quintile for the five years ended June 30, 2005 and the first quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield (gross of expenses) to the Fund's Class A shares relative to the yield (at June 30, 2005) on the Standard & Poor's 500 Stock Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered that the Fund's performance fee structure aligned the interests of shareholders and the Investment Adviser. The Trustees noted that the Investment Adviser was waving the floor on its management fee but did not take that into consideration in evaluating the contract. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the third quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was comparable to that of similar funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund.

Pioneer Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

    They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In light of the break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared in a reasonable manner as the Fund grows in size between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held    Length of Service   Principal Occupation During           Other Directorships Held
Name and Age               With the Fund     and Term of Office  Past Five Years                       by this Trustee
John F. Cogan, Jr. (79)*   Chairman of the   Trustee since 1982. Deputy Chairman and a Director        Chairman and Director of
                           Board,            Serves until        of Pioneer Global Asset               ICI Mutual Insurance
                           Trustee and       successor trustee   Management S.p.A. ("PGAM");           Company; Director
                           President         is elected or       Non-Executive Chairman and a          of Harbor Global
                                             earlier             Director of Pioneer Investment        Company, Ltd.
                                             retirement or       Management USA Inc. ("PIM-USA");
                                             removal.            Chairman and a Director of Pioneer;
                                                                 Director of Pioneer Alternative
                                                                 Investment Management Limited
                                                                 (Dublin); President and a Director
                                                                 of Pioneer Alternative Investment
                                                                 Management (Bermuda) Limited and
                                                                 affiliated funds; Director of
                                                                 PIOGLOBAL Real Estate Investment
                                                                 Fund (Russia); Director of Nano-C,
                                                                 Inc. (since 2003); Director of Cole
                                                                 Investment Corporation (since 2004);
                                                                 Director of Fiduciary Counseling,
                                                                 Inc.; President and Director of
                                                                 Pioneer Funds Distributor, Inc.
                                                                 ("PFD"); President of all of the
                                                                 Pioneer Funds; and Of Counsel,
                                                                 Wilmer Cutler Pickering Hale and
                                                                 Dorr LLP (counsel to PIM-USA and
                                                                 the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
--------------------------------------------------------------------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held    Length of Service   Principal Occupation During           Other Directorships Held
Name and Age               With the Fund     and Term of Office  Past Five Years                       by this Trustee
David R. Bock **(62)       Trustee           Trustee since 2005. Senior Vice President and             Director of The Enterprise
3050 K. Street NW,                           Serves until        Chief Financial Officer,              Social Investment
Washington, DC 20007                         successor trustee   I-trax, Inc. (publicly traded         Company (privately-held
                                             is elected or       health care services company)         affordable housing
                                             earlier retirement  (2001 - present); Managing            finance company);
                                             or removal.         Partner, Federal City Capital         Director of New York
                                                                 Advisors (boutique merchant           Mortgage Trust (publicly
                                                                 bank) (2002 to 2004);                 traded mortgage REIT).
                                                                 Executive Vice President and
                                                                 Chief Financial Officer,
                                                                 Pedestal Inc. (internet-based
                                                                 mortgage trading company)
                                                                 (2000 - 2002).

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)          Trustee           Trustee since 1997. President, Bush                       Director of Brady
3509 Woodbine Street,                        Serves until        International (international          Corporation (industrial
Chevy Chase, MD 20815                        successor trustee   financial advisory firm).             identification and
                                             is elected or                                             specialty coated material
                                             earlier                                                   products manufacturer),
                                             retirement                                                Mortgage Guaranty
                                             or removal.                                               Insurance Corporation
                                                                                                       and Briggs & Stratton,
                                                                                                       Inc. (engine manufacturer).
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)  Trustee           Trustee since 1990. Founding Director, The                None
1001 Sherbrooke Street                       Serves until        Winthrop Group, Inc.
West, Montreal,                              successor trustee   (consulting firm);
Quebec, Canada                               is elected or       Desautels, Faculty of
H3A 1G5                                      earlier retirement  firm);  Management, McGill
                                             or removal.         University.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           Positions Held    Length of Service   Principal Occupation During           Other Directorships Held
Name and Age               With the Fund     and Term of Office  Past Five Years                       by this Trustee
Marguerite A. Piret (57)  Trustee            Trustee since 1982. President and Chief Executive         Director of New America
One Boston Place,                            Serves until        Officer, Newbury, Piret &             High Income Fund, Inc.
28th Floor,                                  successor trustee   Company, Inc. (investment             (closed-end investment
Boston, MA 02108                             is elected or       banking firm).                        company).
                                             earlier retirement
                                             or removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee            Trustee since 1985. President, John Winthrop &            None
One North Adgers Wharf,                      Serves until        Co., Inc. (private
Charleston, SC 29401                         successor trustee   investment firm).
                                             is elected or
                                             earlier retirement
                                             or removal.
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)       Executive Vice     Since June, 2003.   President and Chief Executive         Trustee of certain
                          President          Serves at the       Officer, PIM-USA since May,           Pioneer Funds.
                                             discretion of       2003 (Director since January,
                                             the Board.          2001); President and Director
                                                                 of Pioneer since May, 2003;
                                                                 Chairman and Director of Pioneer
                                                                 Investment Management Shareholder
                                                                 Services, Inc. ("PIMSS") since May,
                                                                 2003; Executive Vice President of
                                                                 all of Pioneer Funds since June 3,
                                                                 2003; and Executive Vice President
                                                                 and Chief Operating Officer of
                                                                 PIM-USA, November 2000 - May 2003.
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58)  Secretary          Since November,     Secretary of PIM-USA; Senior          None
                                             2000. Serves        Vice President - Legal of
                                             at the discretion   Pioneer; and Secretary/Clerk
                                             of the Board.       of most of PIM-USA's
                                                                 subsidiaries; Secretary of
                                                                 all of the Pioneer Funds
                                                                 since September 2003
                                                                 (Assistant Secretary from
                                                                 November 2000 to September
                                                                 2003).
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                           Positions Held    Length of Service   Principal Occupation During           Other Directorships Held
Name and Age               With the Fund     and Term of Office  Past Five Years                       by this Trustee
Christopher J. Kelley      Assistant         Since September,    Assistant Vice President and Senior   None
(41)                       Secretary         2003. Serves at     Counsel of Pioneer since July
                                             the discretion of   2002; Vice President and Senior
                                             the Board.          Counsel of BISYS Fund Services, Inc.
                                                                 (April 2001 to June 2002); Senior
                                                                 Vice President and Deputy General
                                                                 Counsel of Funds Distributor, Inc.
                                                                 (July 2000 to April 2001;  Assistant
                                                                 Secretary of all Pioneer Funds since
                                                                 September 2003.
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)       Assistant         Since September,    Partner, Wilmer Cutler Pickering      None
                           Secretary         2003. Serves at     Hale and Dorr LLP; Assistant
                                             the discretion of   Secretary of all Pioneer Funds
                                             the Board.          since September 2003.
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)          Treasurer         Since November,     Vice President - Fund                 None
                                             2000. Serves at     Accounting, Administration
                                             the discretion of   and Custody Services of
                                             the Board.          Pioneer; and Treasurer of all
                                                                 of the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)       Assistant         Since November,     Deputy Treasurer of Pioneer           None
                           Treasurer         2004. Serves        since 2004; Treasurer and
                                             at the discretion   Senior Vice President, CDC
                                             of the Board.       IXIS Asset Management Services
                                                                 from 2002 to 2003; Assistant
                                                                 Treasurer and Vice President,
                                                                 MFS Investment Management from
                                                                 1997 to 2002; and Assistant
                                                                 Treasurer of all of the Pioneer
                                                                 Funds since November 2004.
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (40)      Assistant         Since November,     Assistant Vice President - Fund       None
                           Treasurer         2000. Serves        Accounting, Administration and
                                             at the discretion   Custody Services of Pioneer;
                                             of the Board.       and Assistant Treasurer of all
                                                                 of the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           Positions Held    Length of Service   Principal Occupation During           Other Directorships Held
Name and Age               With the Fund     and Term of Office  Past Five Years                       by this Trustee
Gary Sullivan (47)         Assistant         Since May, 2002.    Fund Accounting Manager -             None
                           Treasurer         Serves at the       Fund Accounting,
                                             discretion of       Administration and
                                             the Board.          Custody Services of Pioneer;
                                                                 and Assistant Treasurer of all
                                                                 of the Pioneer Funds since
                                                                 May 2002.
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim              Assistant         Since September,    Fund Administration Manager -         None
Sullivan (32)              Treasurer         2003. Serves        Fund Accounting,
                                             at the discretion   Administration and
                                             of the Board.       Custody Services since June
                                                                 2003; Assistant Vice President -
                                                                 Mutual Fund Operations of State
                                                                 Street Corporation from June 2002
                                                                 to June 2003 (formerly Deutsche
                                                                 Bank Asset Management); Pioneer
                                                                 Fund Accounting, Administration and
                                                                 Custody Services (Fund Accounting
                                                                 Manager from August 1999 to May
                                                                 2002); Assistant Treasurer of all
                                                                 Pioneer Funds since September 2003.
------------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)       Chief Compliance  Since October,      Chief Compliance Officer of           None
                           Officer           2004. Serves at     Pioneer (Director of Compliance
                                             the discretion      and Senior Counsel from November
                                             of the Board.       2000 to September 2004); and Chief
                                                                 Compliance Officer of all of the
                                                                 Pioneer Funds since 2004.
------------------------------------------------------------------------------------------------------------------------------------
The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $42,895 in 2005 and $37,300 in 2004.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
Update for 2005.
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2005 and 2004.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $6,800 in 2005 and $6,000 in 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.
For the years ended December 31, 2005 and 2004, approximately $94,548 and $100,200 was billed to Affiliates in Dublin for organizational assistance and internal audit related services.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $168,904 in 2005 and $281,300 in 2004. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2006

* Print the name and title of each signing officer under his or her signature.